INTANGIBLE	6 Months Ended
Jun. 30, 2023
INTANGIBLE
INTANGIBLE

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful lives

	June 30,	December 31,
	2023	2022
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (1)	182,798
Other (2)	4,018	3,405
	8,203,199	8,019,788

1)Refers to the goodwill of the MMC Brasil business combination, whose allocation of the purchase price is disclosed in note 1.2.3.

2)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.

Goodwill is allocated to cash-generating units as presented in Note 28.4.

For the six-month period ended June 30, 2023, the Company did not identify any event that indicated the need to perform the impairment test and to record any impairment provision for intangible assets.

16.2.Intangible assets with limited useful lives

		June 30,	December 31,
		2023	2022
Opening balance		7,173,183	8,014,740
Additions		197	90,499
Fair value adjustment MMC Brasil (1)		189,655
Write-offs			(51)
Amortization		(489,650)	(966,796)
Transfers and others		35,563	34,791
Closing balance		6,908,948	7,173,183
Represented by	Average rate %
Non-competition agreements	5.00	4,971	5,128
Port concessions	4.30	547,242	554,832
Lease agreements	16.90	10,624	14,374
Supplier agreements	12.90	48,146	55,554
Port service contracts	4.20	564,501	579,289
Cultivars	14.30	50,980	61,176
Trademarks and patents(1)	9.05	199,024	10,935
Customer portfolio	9.10	5,336,369	5,746,860
Supplier agreements	17.60	16,142	21,427
Software	20.00	122,013	113,946
Other	5.75	8,936	9,662
		6,908,948	7,173,183

Cost		12,229,915	12,004,503
Amortization		(5,320,967)	(4,831,320)
Closing balance		6,908,948	7,173,183

1)On June 1, 2023, the Company completed the acquisition of MMC Brasil Indústria e Comércio Ltda.(Note 1.2.3.)